DISCONTINUED OPERATIONS - Holt Royalty Obligation (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2011	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposal group
Net income (loss) from discontinued operations (Note 4)		$ 7	$ (7)	$ (15)	$ (23)	$ 98	$ (449)	$ 64	$ 156	$ (38)	$ 220	$ (45)	$ (229)	$ (38)	$ (131)	$ 441
Discontinued operations disposed of by sale
Disposal group
Net income (loss) from discontinued operations (Note 4)														(38)
Holloway Mining Company | Discontinued operations disposed of by sale | Holt Royalty obligation
Disposal group
Fair value of royalty obligation		$ 243				$ 187								243	187
Net income (loss) from discontinued operations (Note 4)														(44)	(50)	27
Income and mining tax benefit (expense)														24	19	(11)
Royalty paid														$ 12	$ 11	$ 12
Holloway Mining Company | Discontinued operations disposed of by sale | Holt Royalty obligation | Ontario Court Of Appeal Ruling | Newmont Canada
Disposal group
Sliding scale royalty, percentage of net smelter returns	0.013%